Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2014
Supplemental Cash Flow Information [Abstract]
Schedule Of Cash Flow Supplemental Disclosures [Table Text Block]
For the years ended December 31 (In millions)	2014	2013	2012

GE
Net dispositions (purchases) of GE shares for treasury
Open market purchases under share repurchase program	$(2,211)	$(10,225)	$(5,005)
Other purchases	(49)	(91)	(110)
Dispositions	1,042	1,038	951
	$(1,218)	$(9,278)	$(4,164)
GECC
All other operating activities
Amortization of intangible assets	$364	$368	$349
Net realized losses on investment securities	(56)	481	31
Cash collateral on derivative contracts	745	(2,271)	2,900
Increase (decrease) in other liabilities	(1,667)	2,443	514
Other	2,873	1,089	728
	$2,259	$2,110	$4,522
Net decrease (increase) in GECC financing receivables
Increase in loans to customers	$(313,372)	$(303,839)	$(303,934)
Principal collections from customers - loans	295,198	300,514	299,343
Investment in equipment for financing leases	(8,120)	(8,652)	(9,189)
Principal collections from customers - financing leases	8,427	9,671	10,935
Net change in credit card receivables	(5,571)	(8,058)	(8,030)
Sales of financing receivables	18,764	13,298	11,801
	$(4,674)	$2,934	$926
All other investing activities
Purchases of investment securities	$(10,345)	$(16,418)	$(15,639)
Dispositions and maturities of investment securities	9,173	17,963	16,872
Decrease (increase) in other assets - investments	253	2,754	5,015
Proceeds from sales of real estate properties	566	2,735	334
Other	5,402	7,900	13,386
	$5,049	$14,934	$19,968
Newly issued debt (maturities longer than 90 days)
Short-term (91 to 365 days)	$29	$55	$59
Long-term (longer than one year)	33,820	44,220	56,583
	$33,849	$44,275	$56,642
Repayments and other reductions (maturities longer than 90 days)
Short-term (91 to 365 days)	$(47,023)	$(52,076)	$(94,114)
Long-term (longer than one year)	(4,740)	(2,479)	(9,368)
Principal payments - non-recourse, leveraged leases	(454)	(585)	(426)
	$(52,217)	$(55,140)	$(103,908)
All other financing activities
Proceeds from sales of investment contracts	$322	$491	$2,697
Redemption of investment contracts	(1,113)	(980)	(5,515)
Other	(298)	(426)	(48)
	$(1,089)	$(915)	$(2,866)